J. & W. Seligman & Co.
                                  Incorporated



                                             December 14, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


         Re:      Seligman New Technologies Fund II, Inc.
                  File No. 811-09849


Dear Ladies and Gentlemen:

     On behalf of Seligman New Technologies Fund II, Inc. (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission pursuant to Rule 23c-3(b) of the Investment Company Act of 1940, as amended, is the repurchase offer notification of the Fund, copies of which were sent to shareholders of the Fund on December 13, 2000, together with the Fund's Notification of Repurchase Offer on Form N-23C-3.

     Please direct any communication related to this filing to the undersigned at (212) 850-1613.

                                          Very truly yours,

                                      /s/ Brian D. Simon

                                          Brian D. Simon
                                          Vice President
                                          Law & Regulation



           100 Park Avenue o New York, New York 10017 o (212) 850-1864

                                   FORM N-23C-3


                         NOTIFICATION OF REPURCHASE OFFER
                              Pursuant to Rule 23C-3


1.  Investment Company Act File Number:     Date of Notification:
    811-09849                               December 6, 2000


2.  Exact name of investment company as specified in registration statement:

                     SELIGMAN NEW TECHNOLOGIES FUND II, INC.


3. Address of principal executive office (number, street, city, state, zip code):

                                 100 PARK AVENUE
                             NEW YORK, NEW YORK 10017


4.   Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


                                        By:/s/ Brian T. Zino
                                               Brian T. Zino
                                               President

                              SELIGMAN DATA CORP.

                 SERVICE AGENT FOR THE SELIGMAN GROUP OF FUNDS
                        AND TRI-CONTINENTAL CORPORATION

 If you do not want to sell shares at this time, please disregard this notice.
    This is simply notification of the scheduled quarterly repurchase offer.

December 6, 2000

Dear Seligman New Technologies Fund II Shareholder:

We are writing to inform you of important dates related to Seligman New Technologies Fund II's quarterly repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice and take no action.

The  repurchase  offer period will begin on December 6, 2000, and end on January
12, 2001. The purpose of this repurchase offer is to provide liquidity to shareholders. Fund shares can be redeemed by repurchase offer only during one of the Fund's scheduled quarterly repurchase offers.

All repurchase requests must be made by your financial advisor. Should you wish to sell any of your shares during this repurchase offer period, please contact your financial advisor no later than January 12, 2001. If you do not wish to sell shares, simply disregard this notice. We will contact you again next quarter to remind you of your redemption privilege.

All repurchase requests must be submitted in good order to your financial advisor in time for the orders to be received at the Fund on January 12, 2001.

If you have any questions, please refer to the attached Repurchase Offer document, which contains additional important information about the repurchase offer, or call your financial advisor.

Sincerely,

/s/Seligman Data Corp.
Seligman Data Corp.

                   100 PARK AVENUE  NEW YORK, NEW YORK 10017

                              SELIGMAN DATA CORP.

                 SERVICE AGENT FOR THE SELIGMAN GROUP OF FUNDS
                        AND TRI-CONTINENTAL CORPORATION

 If you do not want to sell shares at this time, please disregard this notice.
    This is simply notification of the scheduled quarterly repurchase offer.

December 6, 2000

Dear Seligman New Technologies Fund II Shareholder:

We are writing to inform you of important dates related to Seligman New Technologies II Fund's quarterly repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice and take no action.

The  repurchase  offer  period will begin on December 6, 2000 and end on January
12, 2001. The purpose of this repurchase offer is to provide liquidity to shareholders. Fund shares can be redeemed by repurchase offer only during one of the Fund's scheduled quarterly repurchase offers.

Should you wish to sell any of your shares during this repurchase offer period, please complete the attached Employee Repurchase Request Form and Seligman Distribution Request Form for IRA's, if applicable, and return the form(s) to Seligman Data Corp. so that the form(s) is received by SDC no later than 4:00 p.m. January 12, 2001. If you do not wish to sell shares, simply disregard this notice. We will contact you again next quarter to remind you of your redemption privilege.

All repurchase requests must be received by Seligman Data Corp. in good order by January 12, 2001. Forms can be dropped off at the SDC Delivery Window on the second floor or mailed in the attached envelope.

If you have any questions, please refer to the attached Repurchase Offer document, which contains additional important information about the repurchase offer.

Sincerely,

/s/Seligman Data Corp.
Seligman Data Corp.


                   100 PARK AVENUE  NEW YORK, NEW YORK 10017

                                S E L I G M A N
                         NEW TECHNOLOGIES FUND II, INC.

                                Repurchase Offer
                                December 6, 2000

Seligman New Technologies Fund II, Inc. (the "Fund") is offering to repurchase up to five percent (5%) of its shares. The offer is made upon the terms and conditions stated in the notification letter, this repurchase offer and the Fund's prospectus and statement of additional information ("SAI"). If you tender any of your shares in response to this offer, your tender will be subject to the same terms and conditions.

1. The Offer. The Fund is offering to repurchase for cash up to 5% (the "Repurchase Offer Amount") of its issued and outstanding shares at a price equal to the net asset value ("NAV") per share as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a degree of liquidity to shareholders because no secondary market exists for the shares. This offer is not conditioned on the tender of any minimum number of shares.

2. Repurchase Request Deadline. The Fund must receive all tenders of shares in proper form on or before 4:00 p.m., Eastern time, on Friday, January 12, 2001. This date is the "Repurchase Request Deadline." You should notify your financial advisor in sufficient time to ensure that the Fund receives your tender in proper form by the Repurchase Request Deadline. Tenders may only be submitted to your financial advisor. Your financial advisor will then tender your shares to the Fund on your behalf.

3. Repurchase Pricing Date. The NAV used for the repurchase will be determined no later than January 26, 2001. The Fund anticipates, however, that the NAV used for the repurchase will be the NAV as of the close of regular trading on the NYSE on the Repurchase Request Deadline. The date of the NAV used for the repurchase is the "Repurchase Pricing Date."

4. Payment for Shares Repurchased. The Fund will make payment for repurchased shares within seven days after the Repurchase Pricing Date, although it expects to make payment sooner. You will not be charged any repurchase fee by the Fund.

5. Net Asset Value. The NAV of the Fund on December 1, 2000 was $17.67 per share. You must decide whether to tender any or all of your shares before the Repurchase Request Deadline, but the NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date, which will be on or after the Repurchase Request Deadline. The NAV of the shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Pricing Date may be lower than the NAV on the date of your repurchase request or the Repurchase Request Deadline. You may call Seligman Data Corp.'s 24-hour Telephone Access Service at 1-800-622-4597 for current price information. Simply press "1" for fund NAVs, and enter fund code 058 for the Fund's NAV information. This information is also available on the Internet site of J. &. W. Seligman & Co. Incorporated, the Fund's investment manager (the "Investment Manager"), at http://www.seligman.com. The Fund's shares are not traded on any organized market or exchange.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender more shares for repurchase than the Repurchase Offer Amount, the Fund may (but is not obligated to) repurchase up to an additional two percent (2%) of the issued and outstanding shares. If the Fund determines not to repurchase the additional 2%, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Fund will repurchase shares pro rata, based on the number of shares tendered by each shareholder. If any shares that you wish to have repur-chased by the Fund are not repurchased because of proration, you will have to wait until the next quarterly repurchase offer to tender your unpurchased shares, and your subsequent repur-chase request will not be given any priority over other shareholders' requests. In anticipation of the possibility of proration, some shareholders may tender more shares than they wish to have repurchased, thereby increasing the likelihood of proration. There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account.

7. Withdrawal or Modification of Request for Repurchase. You may withdraw or modify your tender prior to the Repurchase Request Deadline by contacting your financial advisor. You should notify your financial advisor in sufficient time to ensure that he or she does not tender your shares, if you have decided to withdraw your tender, or submits your final tender to the Fund, if you have decided to modify your tender, on the Repurchase Request Deadline. Once the Repurchase Request Deadline has passed, you will not be able to withdraw or modify your tender.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this offer only under limited circumstances and only by vote of a majority of the Board of Directors, including a majority of the independent Directors. These circumstances are limited to the following: (A) if the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; (B) for any period during which the New York Stock
Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and (D) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders. You will be notified if the Fund suspends or postpones this offer. If the Fund renews this offer after a suspension or postponement, you will be sent a new notification.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and SAI and consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase. Generally, any repurchase of shares by the Fund should be treated as a taxable event, and any gain or loss recognized should be treated as a capital gain or loss by shareholders who held their shares for longer than one year.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The Fund's determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good form) and to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected with-in such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been corrected or waived.

None of the Fund, the Investment Manager, Seligman Advisors, Inc., the Fund's general distributor (the "Distributor"), or any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, or the Distributor is or will be obligated to insure that your financial advisor submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or in the Fund's prospectus or SAI. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, or for any information regarding your account, contact your financial advisor.

[GRAPHIC OMITTED]  ----------------------------------------------------------
                   This form must be received by January 12, 2001 if you want to sell shares of Seligman New Technologies Fund II, Inc.
                   ----------------------------------------------------------
                   EMPLOYEE REPURCHASE REQUEST FORM
                   Return to:              Seligman Data Corp.
                                           Transaction Processing Unit
                                           100 Park Avenue, 2nd Flr
                                           New York, NY 10017

Please repurchase the shares designated below at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date. I understand that the Seligman New Technologies Fund II, Inc. (the "Fund") offers a limited degree of liquidity to its shareholders and that quarterly repurchases are limited to 5% of the Fund's outstanding shares and, therefore, the Fund may not repurchase the full amount I am requesting. I further understand that if the fund is not able to repurchase the full amount requested, I must wait until the next
quarterly   repurchase  offer  to  tender  unpurchased  shares,  and  that  this subsequent repurchase request will have no priority over other repurchase requests received during that repurchase period.

Seligman New Technologies Fund II

Name(s) of Registered Shareholder(s):
(please fill in EXACTLY as registered)-----------------------------------------

                                      -----------------------------------------

                                      -----------------------------------------
Account Number:
                ------------------------------------------
Daytime Telephone:
                  ------------------------------------------

Shares Tendered: (Please check one)

____  Partial Tender - Please tender _________ shares from my account.

____  Full Tender - Please tender all shares from my account.

____  Dollar Amount - Please tender enough shares to net $ _____________.


Payment and Delivery Instructions:

The check will be issued in the name(s) of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

Alternate Instructions:

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PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

-- Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

-- If the shares are held of record by two or more joint holders, All Must Sign.

-- If the shares are held in an IRA account, the enclosed Seligman IRA Distribution Form must be completed and submitted with this repurchase form.

-- If the signer of this Employee Repurchase Request form is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED UNLESS ALL OF THE FOLLOWING CONDITIONS APPLY:

--This Employee Repurchase Form is signed by the registered holder(s) of the shares, and

--There is no change of registration of any remaining shares, and

--The payment of the repurchase proceeds are to be sent to the registered owner of the shares at the address shown in the share registration, and

--The repurchase proceeds will be less than or equal to $50,000.

IN ALL OTHER CASES, ALL SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17 Ad-15(a)(2) under the Securities Exchange Act of 1934.

Signature(s) of owner(s) as registered:

                                       ---------------------------------------

                                       ---------------------------------------

                                       ---------------------------------------
Date:
     -------------------------------

Signature Guaranteed by:

If you have any questions regarding this Employee Repurchase Request form, please call 1-800-221-2450 between 8:30 am and 6:00 pm.

THE SELIGMAN IRA
Distribution Form                                                   Seligman

Complete this form if you are requesting a distribution from a Seligman Traditional IRA, SEP-IRA, SARSEP-IRA, Rollover IRA, or Roth IRA. Return the completed form to Retirement Plan Services, c/o Seligman Data Corp., 100 Park Avenue, New York, NY 10017. Contact Retirement Plan Services at 800-445-1777 if you have any questions.

1. Shareholder Information (please print)

Name ______________________________ Social Security # _________________________
Date of Birth _________________ Daytime Phone ________________________________
Account # ____________________________ Fund Name(s)____________________________

2. Reason for Distribution (choose one only)

( )Normal Distribution. I am age 59 1 /2 or older; my distribution will be penalty-free. Note: If this is a distribution from a Roth IRA that has been held for fewer than five years, you may be subject to income taxes, even if you are over age 59 1 /2 .

( )Required Minimum Distribution. I am age 70 1 /2 or older. (If you established your Seligman IRA this year, please provide the previous year-end (12/31) balance to ensure proper calculation: $______________________.) Note: Required Minimum Distributions do not apply to Roth IRAs.

( )Premature Distribution. I am under age 59 1 /2 . I understand that my distribution may be subject to a 10% penalty imposed by the IRS in addition to ordinary income taxes. oPremature Distribution (with exception). I am under age 59 1 /2 . If these distributions represent a series of substantially equal periodic payments, I understand that if I modify the payment plan (other than by reason of my death or disability) before the later of five years or my attainment of age 59 1 /2 , my distribution may be subject to a 10% penalty
imposed  by  the  IRS  in  addition  to  ordinary   income  taxes.

( ) Disability Distribution. I certify that I am disabled within the meaning of IRC Section 72(m)(7).

( )Death Distribution. Contact Retirement Plan Services at 800-445-1777 for instructions.

3. Method of Distribution (choose one only)

(  )A lump sum distribution, closing the IRA.

(  )A partial distribution of $ _________________________, or number of shares
__________________________.

(  )Systematic withdrawals based upon (choose one only):

___ Individual Life Expectancy (Seligman will calculate your Required Minimum Distribution for you and recalculate annually unless otherwise instructed. Required Minimum Distribution calculations will be made for IRA holders age 70 1 /2 or older only.)

___ Joint life expectancy with designated beneficiary. Designated beneficiary date of birth: ___/___/___. (Seligman will calculate your Required Minimum Distribution for you and recalculate annually unless otherwise instructed. Required Minimum Distribution calculation will be made for IRA holders age 70 1 /2 or older only.)

___ Fixed, based on dollar amount $ ______________________,  or number of shares
____________________. If you wish to have this fixed systematic withdrawal over a number of years, please specify: ____________ years.

    1. Systematic withdrawals are to be paid:
       (  ) Monthly (  )Quarterly (  )Semi-annually (  )Annually
       Beginning the month of ___________________________________.
       All systematic withdrawals are processed on the 15th calendar day of the month or prior business day, unless otherwise specified.

    2. For Required Minimum Distributions (RMD): If you elect to take your first RMD by April 1st in the year after you turn age 70 1 /2 , you must take the second RMD by December 31 of that same year. If applicable, systematic withdrawals for the second RMD forward are to be paid beginning the month of __________________________.

    3. Recalculation Options (choose one only):
       ____ Recalculate Life Expectancy(ies)
       ____ Do not recalculate Life Expectancy(ies)

4. Payee Information

( )Payment to be made to me, the Shareholder, using the current name and address on file, or

( )I wish to credit my distribution, in kind, from the above IRA to Seligman account # _________________________________________
(Please include the appropriate Account Application if this is a new Seligman account.)

( )I wish to have the distribution: ___ mailed to the below-named payee or payee bank ___ transferred via Automated Clearing House (ACH) to the below-named payee bank. (Attach a voided check.) In the event that the Fund is not liquid enough to distribute your full distribution amount in cash, please check your preferred alternative:

(  )Do not process

(  )Transfer    my    distribution    in-kind    to   my    Seligman    account
#_______________________________________ (Please include the appropriate Account
Application  if  this  is a new  Seligman  account.)

Name of Payee or Payee Bank_____________________________________________________
Bank Account Number (if applicable) ____________________________________________
Street Address__________________________________________________________________
City__________________________ State__________________ Zip____________________

Note: I understand that my bank must be a member of the Automated Clearing House System (ACH) in order to transfer distributions to my bank via ACH. I authorize deposits to the bank account entered above. Connection to my account using the ACH System will be activated approximately 30 days after the application is received by Seligman. If payee or address is different from the current name and address on file, the signature must be guaranteed.(See Section 6, below.)

5. Income Tax Withholding  Information

I acknowledge that unless my distribution is from a Roth IRA, or I elect to have no withholding made from my IRA distributions, Seligman Data Corp., on behalf of the Custodian, will withhold a fixed 10% of the amounts to be paid to me and will immediately remit the amount withheld to the IRS. I understand that if I have a foreign address, the 10% tax withholding will automatically apply. I further understand that I may, with respect to future distributions, revoke or change my withholding election by submitting written instructions to Seligman Data Corp. Seligman Data Corp., on behalf of the Custodian, will send any amount withheld to the IRS as a pre-payment of my tax liability. I am responsible for paying any additional taxes or penalties.

( )I am taking a qualified distribution from a Seligman Roth IRA that I have held for at least five years. No taxes apply.

(  )I elect not to have any amounts withheld from my IRA distributions.

( )I elect to have ________________% (minimum of 10%) withheld from my IRA distributions.

6. Signature I hereby elect that the assets held by the Custodian in the above Individual Retirement Account(s) be paid according to the instructions on this form. Although these distributions are made in accordance with the law, they are revocable and another plan may be substituted that is also in accordance with the law. Additional amounts may be distributed from time to time upon presentation to Seligman Data Corp. written instructions in good order. I hereby release Seligman Data Corp. and the Custodian and indemnify them from any and all claims arising from Seligman Data Corp.'s or the Custodian's actions hereunder.


________________________________________________  _________/_________/_________
Your Signature (or Beneficiary, if applicable)               Date

______________________________
Signature Guarantee (must be guaranteed if payee is someone other than the account holder)

Signature Guarantee Requirement: In the case of death or any redemption amount request for more than $50,000 or for a special payee as noted in Section 4, the signature of the Shareholder/Beneficiary on this form must be guaranteed by a bank, a trust company, a member of a domestic stock exchange, or any other eligible guarantor institution. Notarization is not acceptable.